Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure - Accounting Policies [Abstract]
Segment Information

Accounting Policies	Accounting Estimates and Judgments

Accounting policies of the segments are:

• the same as those described in Note 2 and Note 31; and

• measured in a manner consistent with the financial statements.

Sales revenue is recognized when:

• product is shipped;

• the sale price and costs incurred or to be incurred can be measured reliably; and

• collectibility is probable.

Sales revenue is recorded and measured based on:

• the FOB mine, plant, warehouse or terminal price (except for certain vessel sales or specific product sales that are shipped and recorded on a delivered basis); and

• the fair value of the consideration received or receivable (net of any trade discounts and volume rebates allowed).

Inter-segment sales are made under terms that approximate market value.

Transportation costs are recovered from the customer through sales pricing.

Segments are determined based on reports, used to make strategic decisions, that are reviewed by the Chief Executive Officer, assessed to be the company’s chief operating decision-maker.

Cost of goods sold	Cost of goods sold is costs primarily incurred at, and charged to, an active producing facility.
Selling and administrative expenses	The primary components of selling and administrative expenses are compensation, other employee benefits, supplies, communications, travel, professional services and depreciation and amortization.
Income Taxes

Accounting Policies

The company operates in a specialized industry and in several tax jurisdictions. As a result, its income is subject to various rates of taxation. Taxation on items recognized in the statements of income, other comprehensive income (“OCI”) or contributed surplus is recognized in the same location as those items.

Taxation on earnings is comprised of current and deferred income tax.

Current income tax is:	Deferred income tax is:

• the expected tax payable on the taxable income for the year;

• calculated using rates enacted or substantively enacted at the consolidated statements of financial position date in the countries where the company’s subsidiaries, held for sale investees and equity-accounted investees operate and generate taxable income; and

• inclusive of any adjustment to income tax payable or recoverable in respect of previous years.

• recognized using the liability method;

• based on temporary differences between financial statements’ carrying amounts of assets and liabilities and their respective income tax bases; and

• determined using tax rates that have been enacted or substantively enacted by the statements of financial position date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

The realized and unrealized excess tax benefit from share-based payment arrangements is recognized in contributed surplus as current and deferred tax, respectively.

Uncertain income tax positions are accounted for using the standards applicable to current income tax liabilities and assets; i.e., both liabilities and assets are recorded when probable and measured at the amount expected to be paid to (recovered from) the taxation authorities using the company’s best estimate of the amount.

Deferred income tax is not accounted for:

•	with respect to investments in subsidiaries and equity-accounted investees where the company is able to control the reversal of the temporary difference and that difference is not expected to reverse in the foreseeable future; and

•	if arising from initial recognition of an asset or liability in a transaction, other than a business combination, that at the time of the transaction affects neither accounting nor taxable profit or loss.

Deferred income tax assets are reviewed at each statements of financial position date and amended to the extent that it is no longer probable that the related tax benefit will be realized.

Accounting Estimates and Judgments

Estimates and judgments to determine the company’s taxes are impacted by:

•	the breadth of the company’s operations; and

•	global complexity of tax regulations.

The final taxes paid, and potential adjustments to tax assets and liabilities, are dependent upon many factors including:

•	negotiations with taxing authorities in various jurisdictions;

•	outcomes of tax litigation; and

•	resolution of disputes arising from federal, provincial, state and local tax audits.

Estimates and judgments are used to recognize the amount of deferred tax assets, which:

•	includes the probability that future taxable profit will be available to use deductible temporary differences; and

•	could be reduced if projected income is not achieved or increased if income previously not projected becomes probable.

Accounting Policies continued

Income tax assets and liabilities are offset when:

For current income taxes, the company has:	For deferred income taxes:
• a legally enforceable right [1] to offset the recognized amounts; and • the intention to settle on a net basis or realize the asset and settle the liability simultaneously.

• the company has a legally enforceable right to set off current tax assets against current tax liabilities; and

• they relate to income taxes levied by the same taxation authority on either: (1) the same taxable entity; or (2) different taxable entities intending to settle current tax liabilities and assets on a net basis, or realize assets and settle liabilities simultaneously in each future period.[2]

[1] For income taxes levied by the same taxation authority and the authority permits the company to make or receive a single net payment or receipt.

[2] In which significant amounts of deferred tax liabilities or assets expected are to be settled or recovered.

Cash Flow

Accounting Policy
Highly liquid investments with a maturity of three months or less from the date of purchase are considered to be cash equivalents.

Trade Receivables

Accounting Policies
Trade receivables are recognized initially at fair value and subsequently measured at amortized cost less provision for impairment of trade accounts receivable. When a trade receivable is uncollectible, it is written off against the provision. Subsequent recoveries of amounts previously written off are credited to the consolidated statements of income.

Inventories

Accounting Policies

Inventories are valued monthly at the lower of cost and net realizable value. Costs, allocated to inventory using the weighted average cost method, include direct acquisition costs, direct costs related to the units of production and a systematic allocation of fixed and variable production overhead, as applicable.

Net realizable value is based on:

For products and raw materials	For materials and supplies

• selling price of the finished product (in ordinary course of business); • less the estimated costs of completion; and • less the estimated costs to make the sale.	• replacement cost, considered to be the best available measure of net realizable value.
A writedown is recognized if carrying amount exceeds net realizable value, and may be reversed if the circumstances which caused it no longer exist.

Property, Plant and Equipment

Accounting Policies

Property, plant and equipment (which include certain mine development costs, pre-stripping costs and assets under construction) are carried at cost less accumulated depreciation and any recognized impairment loss.

Cost includes all expenditures directly attributable to bringing the asset to the location and installing it in working condition for its intended use, including:

• income or expenses;[1]

• a reduction for investment tax credits to which the company is entitled;

• additions, betterments and renewals; and

• borrowing costs during construction.[2]

Each component of an item of property, plant and equipment with a cost that is significant in relation to the item’s total cost is depreciated separately. When the cost of replacing part of an item of property, plant and equipment is capitalized, the carrying amount of the replaced part is derecognized. The cost of major inspections and overhauls is capitalized and depreciated over the period until the next major inspection or overhaul. Maintenance and repair expenditures that do not improve or extend productive life are expensed in the period incurred.

Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sale proceeds and the carrying amount of the asset, and is recognized in operating income.

[1]  Derived from the necessity to bring an asset under construction to the location and condition necessary to be capable of operating in the manner and location intended.

[2]  The capitalization rate is based on the weighted average interest rate on all of the company’s outstanding third-party debt. Capitalization ceases when assets are substantially ready for their intended use.

Accounting Estimates and Judgments

Judgment involves determining:

•	which costs are directly attributable (e.g., labor, overhead) and when income or expenses derived from an asset under construction are recognized as part of the asset cost;

•	appropriate timing for cessation of cost capitalization[1], considering the circumstances and the industry in which the asset is to be operated, normally predetermined by management with reference to such factors as productive capacity;

•	the appropriate level of componentization (for individual components for which different depreciation methods or rates are appropriate);

•	which repairs and maintenance constitute major inspections and overhauls; and

•	the appropriate life over which such costs should be amortized.

Certain mining and milling assets are depreciated using the units-of-production method based on the shorter of estimates of reserves or service lives. Pre-stripping costs are depreciated on a units-of-production basis over the ore mined from the mineable acreage stripped. Land is not depreciated. Other asset classes are depreciated on a straight-line basis.

The following estimated useful lives have been applied to the majority of property, plant and equipment assets as at December 31, 2017:

	Useful Life Range (years)	Weighted Average Useful Life (years) [3]

Land improvements	8 to 69	38
Buildings and improvements	9 to 60	38
Machinery and equipment [2]	3 to 60	25

Asset residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the depreciation period or method, as appropriate, and are treated as changes in accounting estimates.

The company assesses its existing assets and their depreciable lives in connection with the review of mine and plant operating plans at the end of each reporting period. When it is determined that assigned asset lives do not reflect the expected remaining period of benefit, prospective changes are made to their depreciable lives. Uncertainties are inherent in estimating reserve quantities, particularly as they relate to assumptions regarding future prices, the geology of the company’s mines, the mining methods used and the related costs incurred to develop and mine its reserves. Changes in these assumptions could result in material adjustments to reserve estimates, which could result in impairments or changes to depreciation expense in future periods, particularly if reserve estimates are reduced.

[1]  Generally when the asset or asset under construction is substantially complete and in the location and condition necessary for it to be capable of operating in the manner intended by management.

[2]  Comprised primarily of plant equipment.

[3]  Weighted by carrying amount as at December 31, 2017.

Accounting policies, estimates and judgments related to impairment of long-lived assets are included within Note 31 on Page 121.

Intangible Assets and Goodwill

Accounting Policies	Accounting Estimates and Judgments

An intangible asset is recognized when it is:

• reliably measurable;

• identifiable (separable or arises from contractual rights);

• probable that expected future economic benefits will flow to the company; and

• controllable by the company.

Intangible assets are recorded initially at cost, including development and applicable employee costs, and relate primarily to:

• production and technology rights;

• contractual customer relationships;

• computer software;

• goodwill; and

• computer software and other developed projects (internally generated).

The following expenses are never recognized as an asset in current or subsequent periods:

• costs to maintain software programs; and

• development costs previously recognized as an expense.

Amortization is recognized in net income as an expense related to the function of the intangible asset.

Useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

All business combinations are accounted for using the acquisition method. Identifiable intangible assets are recognized separately from goodwill. Goodwill is carried at cost, is no longer amortized and represents the excess of the cost of an acquisition over the fair value of the company’s share of the net identifiable assets of the acquired subsidiary or equity method investee at the date of acquisition.

Separately recognized goodwill is carried at cost less accumulated amortization (recognized prior to 2002) and impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

Judgment is applied to determine non-tangible expenditures eligible for capitalization.

Estimation is applied to determine expected useful lives used in the straight-line amortization of intangible assets with finite lives. Changes in accounting estimates can result from changes in useful life or the expected pattern of consumption of an asset (taken into account by changing the amortization period or method, as appropriate).

Goodwill is allocated to CGUs or groups of CGUs for the purpose of impairment testing based on the level at which it is monitored by management, and not at a level higher than an operating segment. The allocation is made to those CGUs or groups of CGUs expected to benefit from the business combination in which the goodwill arose.

Derivative instruments

Accounting Policies	Accounting Estimates and Judgments

Derivative financial instruments are used to lock in commodity prices, exchange rates and interest rates. Contracts to buy or sell a non-financial item [1] are recognized at fair value on the consolidated statements of financial position where appropriate.

For designated and qualified cash flow hedges:

• the effective portion of the change in the fair value of the derivative is accumulated in OCI until the variability in cash flows being hedged is recognized in net income in future accounting periods; and

• the ineffective portions of hedges are recorded in net income in the current period.

The change in fair value of derivative instruments, not designated or not qualified as hedges, is recorded in net income in the current period.

The company’s policy is not to use derivative instruments for trading or speculative purposes. The company may choose not to designate a qualifying derivative instrument in an economic hedging relationship as an accounting hedge.

For natural gas derivative instruments designated as accounting hedges, the company formally documents:

• all relationships between hedging instruments and hedged items;

• its risk management objective and strategy for undertaking the hedge transaction; and

• the linkage of derivatives to specific assets and liabilities or to specific firm commitments or forecast transactions.

The company also assesses whether the natural gas derivatives used in hedging transactions are expected to be or were highly effective, both at the hedge’s inception and on an ongoing basis, in offsetting changes in fair values of hedged items. Hedge effectiveness related to the company’s natural gas hedges is assessed on a prospective and retrospective basis using regression analyses.

A hedging relationship is terminated if:

• the hedge ceases to be effective;

• the underlying asset or liability being hedged is derecognized; or

• the derivative instrument is no longer designated as a hedging instrument.

In such instances, the difference between the fair value and the accrued value of the hedging derivatives upon termination is deferred and recognized in net income on the same basis that gains, losses, revenue and expenses of the previously hedged item are recognized. If a cash flow hedging relationship is terminated because it is no longer probable that the anticipated transaction will occur, then the net gain or loss accumulated in OCI is recognized in current period net income.

Uncertainties, estimates and use of judgment include the assessment of contracts as derivative instruments and for embedded derivatives, application of hedge accounting and valuation of derivatives at fair value (discussed further in Note 29).

For derivatives or embedded derivatives, the most significant area of judgment is whether the contract can be settled net, one of the criteria in determining whether a contract for a non-financial asset is considered a derivative and accounted for as such. Judgment is also applied in determining whether an embedded derivative is closely related to the host contract, in which case bifurcation and separate accounting are not necessary.

The process to test effectiveness and meet stringent documentation standards requires the application of judgment and estimation.

[1] Can be settled net in cash or another financial instrument, or by exchanging financial instruments, as if the contracts were financial instruments (except contracts that were entered into and continue to be held for the purpose of the receipt or delivery of a non-financial item in accordance with expected purchase, sale or usage requirements).

Provisions for Asset Retirement, Environmental and Other Obligations

Accounting Policies	Accounting Estimates and Judgments

Provisions are recognized when:

• there is a present legal or constructive obligation as a result of past events;

• it is probable an outflow of resources will be required to settle the obligation; and

• the amount has been reliably estimated.

Provisions are not recognized for costs that need to be incurred to operate in the future or expected future operating losses.

The company recognizes provisions for termination benefits at the earlier of when it can no longer withdraw the offer of the termination benefits and when it recognizes any related restructuring costs.

Provisions are measured at the present value of the cash flow [1] expected to be required to settle the obligation.

Estimates for provisions take into account:

• most provisions will not be settled for a number of years;

• environmental laws and regulations and interpretations by regulatory authorities could change or circumstances affecting the company’s operations could change, either of which could result in significant changes to current plans; and

• the nature, extent and timing of current and proposed reclamation and closure techniques in view of present environmental laws and regulations.

[1] Using a pre-tax risk-free discount rate that reflects current market assessments of the time value of money and the risks specific to the timing and jurisdiction of the obligation.

Accounting Policies continued
Environmental costs related to current operations are:
Capitalized as an asset, if	Expensed, if	Recorded as a provision, when
• property life is extended; • capacity is increased; • contamination from future operations is mitigated or prevented; or • related to legal or constructive asset retirement obligations.	• related to existing conditions caused by past operations; and • they do not contribute to current or future revenue generation.

• environmental remedial efforts are likely; and

• the costs can be reasonably estimated.

The company uses the most current information available, including similar past experiences, available technology, regulations in effect, the timing of remediation, and cost-sharing arrangements.

The company recognizes provisions for decommissioning obligations (also known as asset retirement obligations) primarily related to mining and mineral activities. The major categories of asset retirement obligations are:

• reclamation and restoration costs at its potash and phosphate mining operations, including management of materials generated by mining and mineral processing, such as various mine tailings and gypsum;

• land reclamation and revegetation programs;

• decommissioning of underground and surface operating facilities;

• general cleanup activities aimed at returning the areas to an environmentally acceptable condition; and

• post-closure care and maintenance.

The present value of a liability for a decommissioning obligation is recognized in the period in which it is incurred if a reasonable estimate can be made. The associated costs are:

• capitalized as part of the carrying amount of any related long-lived asset and then amortized over its estimated remaining useful life;

• recorded as inventory; or

• expensed in the period.

The best estimate of the amount required to settle the obligation is reviewed at the end of each reporting period and updated to reflect changes in the discount and foreign exchange rates and the amount or timing of the underlying cash flows. When there is a change in the best estimate, an adjustment is recorded against the carrying amount of the provision and any related asset, and the effect is then recognized in net income over the remaining life of the asset. The increase in the provision due to the passage of time is recognized as a finance cost. A gain or loss may be incurred upon settlement of the liability.

Accounting Estimates and Judgments continued

It is reasonably possible that the ultimate costs could change in the future and that changes to these estimates could have a material effect on the company’s consolidated financial statements.

Estimates for asset retirement obligation costs depend on the development of environmentally acceptable closure and post-closure plans. In some cases, this may require significant research and development to identify preferred methods for such plans that are economically sound and that, in most cases, may not be implemented for several decades. The company uses appropriate technical resources, including outside consultants, to develop specific site closure and post-closure plans in accordance with the requirements of the various jurisdictions in which it operates. Other than certain land reclamation programs, settlement of the obligations is typically correlated with mine life estimates.

Non-current Assets Held for Sale and Discontinued Operations

Investments Held for Sale and Discontinued Operations

Accounting Policies	Accounting Estimates and Judgments

The company classifies assets and liabilities as held for sale if it is highly probable that the carrying value will be recovered through a sale transaction within one year rather than through continuing use.

The company’s significant policies include:

• cessation of equity accounting for associates and joint ventures at the date the investments were classified as held for sale;

• measurement of assets at the lower of carrying amount and fair value less costs to sell, with the exception of financial assets (including investments classified as available-for-sale);

• recognition of impairment losses on the statement of operations for equity-accounted investees when fair value less costs to sell is below the carrying amount;

• reversal of impairment losses for equity-accounted investees if the recoverable amount subsequently exceeds the carrying amount;

• unrealized gains and losses on remeasurement of available-for-sale investments are recorded, net of related income taxes, to OCI;

• dividends received are recorded on the statement of operations; and

• discontinued operations represent a component of the company’s business that either has been disposed of, or is classified as held for sale, and represents a separate major line of business or geographic area of operations or is a part of a single co-ordinated plan to dispose of a separate major line of business or geographical area of operations.

Estimation is used to determine fair value less cost to sell.

Judgment is used in determining if objective evidence of impairment exists, and if so, the amount of impairment.

Judgment is used to assess highly probable and the date when equity accounting ceases.

Judgment is also used in determining if the discontinued operations are a component of the company.

Investments in Equity-Accounted Investees

Investments in Equity-Accounted Investees

Accounting Policies	Accounting Estimates and Judgments

Investments in which the company exercises significant influence (but does not control) are accounted for using the equity method. Significant influence is the power to participate in the financial and operating policy decisions of the investee. Such investees that are not jointly controlled are referred to as associates. All investees the company jointly controls are classified and accounted for as joint ventures, which are also accounted for using the equity method. These associates and joint ventures follow similar accounting principles and policies to PotashCorp.

The company’s significant policies include:

• its proportionate share of any net income or losses from investees, and any gain or loss on disposal, are recorded in net income;

• its proportionate share of post-acquisition movements in OCI is recognized in the company’s OCI;

• the cumulative post-acquisition movements in net income and OCI are adjusted against the carrying amount of the investment; dividends received reduce the carrying amount of the company’s investment;

• an impairment test is performed when there is objective evidence of impairment, such as significant adverse changes in the environment in which the equity-accounted investee operates or a significant or prolonged decline in the fair value of the investment below its carrying amount. An impairment loss is recorded when the recoverable amount[1] becomes lower than the carrying amount; and

• impairment losses are reversed if the recoverable amount subsequently exceeds the carrying amount.

[1] The higher of value in use and fair value less costs to sell.

Judgment is necessary in determining when significant influence (power to participate in the financial and operating policy decisions of the investee but not control or joint control over those policies) exists.

Judgment is also used in determining if objective evidence of impairment exists, and if so, the amount of impairment.

Available-for-Sale Investments

Available-for-Sale Investments

Accounting Policies	Accounting Estimates and Judgments

The fair value of investments designated as available-for-sale is recorded in the consolidated statements of financial position, with unrealized gains and losses, net of related income taxes, recorded in AOCI.

The company’s significant policies include:

• the cost of investments sold is based on the weighted average method;

• realized gains and losses on these investments are removed from AOCI and recorded in net income; and

• the company assesses at the end of each reporting period whether there is objective evidence of impairment. A significant or prolonged decline in the fair value of the investment below its cost would be evidence that the asset is impaired. If objective evidence of impairment exists, the impaired amount (i.e., the unrealized loss) is recognized in net income; any subsequent reversals of a previous impairment would be recognized in OCI and not net income. Any subsequent decline in the fair value below the carrying amount at the impairment date would represent a further impairment to be recognized in net income.

See Note 29 for a description of how the company determines fair value for its investments.

The company’s 22 percent ownership of Sinofert does not constitute significant influence and its investment is therefore accounted for as available-for-sale.

The determination of when an investment is impaired, and if so, the amount of impairment, requires judgment. In making this judgment, the company evaluates, among other factors, the duration and extent to which the fair value of the investment is less than its cost at each reporting period-end.

Long-Term Debt

Accounting Policy
Issue costs of long-term debt obligations are capitalized to long-term obligations and are amortized to expense over the term of the related liability using the effective interest method.

Commitments

Accounting Policies	Accounting Estimates and Judgments

Leases entered into are classified as either finance or operating leases. Leases that transfer substantially all of the risks and rewards of ownership of property to the company are accounted for as finance leases. They are capitalized at the commencement of the lease at the lower of the fair value of the leased property and the present value of the minimum lease payments. Property acquired under a finance lease is depreciated over the shorter of the period of expected use on the same basis as other similar property, plant and equipment and the lease term.

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Rental payments under operating leases are expensed in net income on a straight-line basis over the period of the lease.

The company is party to various leases, including leases for railcars and vessels. Judgment is required in considering a number of factors to ensure that leases to which the company is party are classified appropriately as operating or financing. Such factors include whether the lease term is for the major part of the asset’s economic life and whether the present value of minimum lease payments amounts to substantially all of the fair value of the leased asset.

Substantially all of the leases to which the company is party have been classified as operating leases.

Guarantees

Accounting Policies

General guarantees are not recognized in the consolidated statements of financial position but are disclosed and include:

•	contracts or indemnifications that contingently require the guarantor to make payments based on changes in an underlying;

•	contracts that contingently require payments to a guaranteed party based on another entity’s failure to perform under an agreement; and

•	an indirect guarantee of the indebtedness of another party.

A financial guarantee contract requires the issuer to make payments to reimburse the holder for a loss it incurs because a debtor fails to make payment when due. A financial guarantee contract is recognized as a financial instrument in the consolidated statements of financial position when the company becomes party to the contract.

Defined Benefit Plans

Defined Benefit Plans

Accounting Policies	Accounting Estimates and Judgments

For employee retirement and other defined benefit plans:

• accrued liabilities are recorded net of plan assets;

• costs [1] are actuarially determined on a regular basis using the projected unit credit method;

• net interest is based on the discount rate used to measure plan obligations or assets at the beginning of the annual period;

Estimates and judgments are required to determine discount rates, health care cost trend rates, projected salary increases, retirement age, longevity and termination rates. These assumptions are determined by management and are reviewed annually by the company’s independent actuaries.

Accounting Policies continued	Accounting Estimates and Judgments continued

• past service cost is recognized in net income at the earlier of when i) a plan amendment or curtailment occurs; or ii) related restructuring costs or termination benefits are recognized;

• net interest is presented within finance costs; and

• other components of costs are presented within cost of goods sold or selling and administrative expenses, as applicable.

Remeasurements, recognized immediately in OCI in the period they occur, are comprised of actuarial gains and losses, return on plan assets (excluding amounts included in net interest) and the effect of the asset ceiling (if applicable).

When a plan amendment occurs before a settlement, the company recognizes past service cost before any gain or loss on settlement.

The company’s discount rate assumption is impacted by:

• the weighted average interest rate at which each pension and other post-retirement plan liability could be effectively settled at the measurement date;

• country specific rates; and

• the use of a yield curve approach.[2]

[2] Based on the respective plans’ demographics, expected future pension benefits and medical claims, payments are measured and discounted to determine the present value of the expected future cash flows. The cash flows are discounted using yields on high-quality AA-rated non-callable bonds with cash flows of similar timing where there is a deep market for such bonds. Where the company does not believe there is a deep market for such bonds (such as for terms in excess of 10 years in Canada), the cash flows are discounted using a yield curve derived from yields on provincial bonds rated AA or better to which a spread adjustment is added to reflect the additional risk of corporate bonds. For Trinidad plans, the cash flows are discounted using yields on local market government bonds with cash flows of similar timing. The resulting rates are used by the company to determine the final discount rate.

[1] Including service costs, past service costs, gains and losses on curtailments and settlements, net interest and remeasurements.

Defined contribution plan	Accounting Policy

Defined contribution plan costs are recognized in net income for services rendered by employees during the period.

Share-Based Compensation

Accounting Policies	Accounting Estimates and Judgments

The accounting for share-based compensation plans is fair value-based.

The grant date is the date the company and the employee have a shared understanding of the terms and conditions of the arrangement, at which time the company confers on the employee the right to cash equity instruments, provided the specified vesting conditions, if any, are met.

For those awards with performance conditions that determine the number of options or units to which employees will be entitled, measurement of compensation cost is based on the company’s best estimate of the outcome of the performance conditions.

For plans settled through the issuance of equity:

• fair value for stock options is determined on grant date using the Black-Scholes-Merton option-pricing model;

• fair value for PSUs is determined on grant date by projecting the outcome of performance conditions;

• compensation expense is recorded over the period the plans vest (corresponding increase to contributed surplus);

• forfeitures are estimated throughout the vesting period based on past experience and future expectations, and adjusted upon actual vesting; and

• when exercised, the proceeds and amounts recorded in contributed surplus are recorded in share capital.

For plans settled in cash or other assets:

• a liability is recorded based on the fair value of the awards each period;

• expense accrues from the grant date over the vesting period; and

• fluctuations in fair value of the award and related compensation expense are recognized in the period the fluctuation occurs.

Judgment involves determining:

• at which date the company and employee agree to a share-based payment award, and hence what the grant date is; and

• the fair value of share-based compensation awards at the grant date.

Estimation involves determining:

• stock option pricing model assumptions described in the weighted average assumptions table below;

• the number of stock option awards expected to be forfeited;

• the projected outcome of performance conditions for PSUs, including the relative ranking of the company’s total shareholder return, including expected dividends, compared with a specified peer group using a Monte Carlo simulation option-pricing model and forecasting the company’s cash flow return on investment compared with its weighted average cost of capital. Actual results may significantly differ from these estimates; and

• the number of dividend equivalent units expected to be earned.

Prior to a POP award vesting, assumptions regarding vesting are made during the first three years based on the relevant actual and/or forecast financial results. As at December 31, 2017, the awards under the 2015 POP were expected to vest at 52 percent.

PSUs vest based on the achievement of performance metrics over performance periods ranging from one to three years. Changes to vesting assumptions may change based on non-market vesting conditions at the end of each reporting period. As at December 31, 2017, the 2017 and 2016 PSUs were expected to vest at 79 percent and 59 percent, respectively. See under PSUs on the next page for more information.

Changes to vesting assumptions are reflected in earnings immediately for compensation cost already recognized.

Related Party Transactions

Accounting Policies

A person or entity is considered a related party if it is:

• an associate or joint venture of PotashCorp;

• a member of key management personnel (and their families), which are the company’s directors and executive officers as disclosed in its 2017 Annual Information Form and 2016 and 2015 Annual Reports on Form 10-K, as applicable;

• a post-employment benefit plan for the benefit of PotashCorp employees; or

• a person that has significant influence over PotashCorp.

Financial Instruments and Related Risk Management

Accounting Policies	Accounting Estimates and Judgments

Financial assets and financial liabilities are recognized as follows:

• initially in the consolidated statements of financial position at fair value (normally the transaction price) and adjusted for transaction costs (recognized immediately in net income for financial instruments at fair value through profit or loss);

• regular way purchases and sales of financial assets are accounted for on the trade date; and

• financial instruments recorded at fair value on an ongoing basis are remeasured at each reporting date and changes in the fair value are recorded in either net income or OCI.

Financial assets and financial liabilities are offset and the net amount is presented in the statements of financial position when the company:

• currently has a legally enforceable right to offset the recognized amounts; and

• intends either to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Judgment is required to determine whether the right to offset is legally enforceable.

Contingencies

Accounting Policies	Accounting Estimates and Judgments

Generally, a contingent liability arises from past events and is:

• a possible obligation whose existence will be confirmed only by one or more uncertain future events or non-events outside the control of the company; or

• a present obligation not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation, or the amount of the obligation cannot be measured with sufficient reliability.

Contingent liabilities are not recognized in the financial statements but are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote. Where the company is jointly and severally liable for an obligation, the part of the obligation that is expected to be met by other parties is treated as a contingent liability.

A contingent asset is a possible asset that arises from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the company. Contingent assets are not recognized in the financial statements and are only disclosed where an inflow of economic benefits is probable.

The following judgments are required to determine the company’s exposure to possible losses and gains related to environmental matters and other various claims and lawsuits pending:

• prediction of the outcome of uncertain events (i.e., being virtually certain, probable, remote or undeterminable);

• determination of whether recognition or disclosure in the consolidated financial statements is required; and

• estimation of potential financial effects.

Where no amounts are recognized, such amounts are contingent and disclosure may be appropriate. While the amount disclosed in the consolidated financial statements may not be material, the potential for large liabilities exists and therefore these estimates could have a material impact on the company’s consolidated financial statements.

Principles of Consolidation

Topic	Accounting Policies	Accounting Estimates and Judgments [1]
Principles of Consolidation

These consolidated financial statements include the accounts of the company and entities controlled by it (its subsidiaries). Control is achieved by having each of:

• power over the investee via existing rights that give the company the current ability to direct the relevant activities of the investee;

• exposure, or rights, to variable returns from involvement with the investee; and

• the ability for the company to use its power over the investee to affect the amount of the company’s returns.

The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the company controls another entity.

Subsidiaries are fully consolidated from the date on which control is transferred to the company. They are deconsolidated from the date that control ceases.

Judgment involves:

• assessing control, including if the company has the power to direct the relevant activities of the investee; and

• determining the relevant activities and which party controls them.

Topic	Accounting Policies			Accounting Estimates and Judgments [1]
Principles of Consolidation continued	Principal (wholly owned) Operating Subsidiaries:	Location	Principal Activity

Consideration is given to:

• voting rights;

• the relative size and dispersion of the
voting rights held by other shareholders;

• the extent of participation by those
shareholders in appointing key
management personnel or board members;

• the right to direct the investee to enter into
transactions for the company’s benefit; and

• the exposure, or rights, to variability of
returns from the company’s involvement
with the investee.

	• PCS Sales (Canada) Inc.	Canada	Marketing and sales of the company’s products
	• PCS Sales (USA), Inc.	United States	Marketing and sales of the company’s products
	• PCS Phosphate Company, Inc. (“PCS Phosphate”) – PCS Purified Phosphates	United States	Mining and/or processing of phosphate products in the states of North Carolina, Illinois, Missouri and Nebraska
	• White Springs Agricultural Chemicals, Inc. (“White Springs”)	United States	Mining and processing of phosphate products in the state of Florida
	• PCS Nitrogen Fertilizer, L.P.	United States	Production of nitrogen products in the states of Georgia and Louisiana, and of phosphate products in the state of Louisiana
	• PCS Nitrogen Ohio, L.P.	United States	Production of nitrogen products in the state of Ohio
	• PCS Nitrogen Trinidad Limited	Trinidad	Production of nitrogen products in Trinidad
	• PCS Cassidy Lake Company	Canada	Brine pumping operations for the company’s New Brunswick operation
Intercompany balances and transactions are eliminated on consolidation.

Long-Lived Asset Impairment
Long-Lived Asset Impairment

At the end of each reporting period, the company reviews conditions potentially impacting the carrying amounts of both its long-lived assets to be held and used and its identifiable intangible assets with finite lives to determine whether there is any indication that they have suffered an impairment loss. When such indicators exist, impairment testing is performed. Regardless, goodwill is tested at least annually (typically in the second quarter).

For assessing impairment, assets are grouped at the smallest levels for which there are separately identifiable cash inflows that are largely independent of the cash inflows from other assets or groups of assets (this can be at the asset or CGU level).

Where impairment indicators exist for the asset or CGU:

• the recoverable amount is estimated (the recoverable amount is the higher of fair value less costs to sell and value in use);

• to assess value in use, the estimated future cash flows are discounted to their present value (using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU for which the estimates of future cash flows have not been adjusted);

• the impairment loss is the amount by which the carrying amount exceeds its recoverable amount; and

• the impairment loss is allocated first to reduce the carrying amount of any related goodwill and then pro rata to each asset in the unit (on the basis of the carrying amount).

Non-financial assets, other than goodwill, that previously suffered an impairment loss are reviewed at each reporting date for possible reversal of the impairment.

Judgment involves:

• identifying the appropriate asset or CGU;

• determining the appropriate discount rate for assessing value in use; and

• making assumptions about future sales, margins and market conditions over the long-term life of the assets or CGUs.

The company cannot predict if an event that triggers impairment will occur, when it will occur or how it will affect reported asset amounts. It is reasonably possible that the amounts reported for asset impairments could be different if different assumptions were used or if market and other conditions change. The changes could result in non-cash charges that could materially affect the company’s consolidated financial statements.

Impairments were recognized during 2017 and 2016 as shown in Note 13.

Fair Value Measurements

Topic	Accounting Policies			Accounting Estimates and Judgments [1]
Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique.

Fair value measurements are categorized into levels based on the degree to which inputs are observable and their significance:

Fair values estimates:

• are at a point-in-time and may change in subsequent reporting periods due to market conditions or other factors;

• can be determined using multiple methods, which can cause values (or a range of reasonable values) to differ; and

• may require assumptions about costs/prices over time, discount and inflation rates, defaults and other relevant variables.

	Level 1	Level 2	Level 3

	Unadjusted quoted prices (in active markets accessible at the measurement date for identical assets or liabilities).	Quoted prices (in markets that are not active or based on inputs that are observable for substantially the full term of the asset or liability).	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall measurement.

Determination of the level hierarchy is based on the company’s assessment of the lowest level input that is significant to the fair value measurement and is subject to estimation and judgment.

Prepaid Expenses
Prepaid Expenses	Freight, transportation and distribution costs related to product inventory stored at warehouse and terminal facilities are classified as prepaid expenses.	Not applicable.

Restructuring Charges
Restructuring Charges

Plant shutdowns, sales of business units or other corporate restructurings may trigger restructuring costs. Incremental costs for employee termination, contract termination and other exit costs are recognized as a liability and an expense when:

• a detailed formal plan for restructuring has been demonstrably committed to;

• withdrawal is without realistic possibility; and

• a reliable estimate can be made.

Restructuring activities are complex, can take several months to complete and usually involve reassessing estimates throughout the process.

Foreign Currency Transactions
Foreign Currency Transactions

Items included in the consolidated financial statements of the company and each of its subsidiaries are measured using the currency of the primary economic environment in which the individual entity operates (“the functional currency”).

Foreign currency transactions are generally translated to US dollars at the average exchange rate for the previous month. Monetary assets and liabilities are translated at period-end exchange rates. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies, are recognized and presented in the consolidated statements of income within other (expenses) income, as applicable, in the period in which they arise.

Non-monetary assets and liabilities carried at fair value are translated using the exchange rate at the date when the fair value is determined and translation differences are recognized as part of changes in fair value. Translation differences on non-monetary financial assets such as investments in equity securities classified as available-for-sale are included in OCI. Non-monetary assets measured at historical cost are translated at the average monthly exchange rate prevailing at the time of the transaction, unless the exchange rate in effect on the date that the transaction occurred is available and it is apparent that such rate is a more suitable measurement.

The consolidated financial statements are presented in United States dollars (“US dollars”), which was determined to be the functional currency of the company and the majority of its subsidiaries.

Business Combination

Accounting Policies	Accounting Estimates and Judgments

Business combinations are recognized as follows:

• Acquisitions of subsidiaries and businesses are accounted for using the acquisition method.

• Consideration for each acquisition is measured at the aggregate of the fair values of assets given, liabilities incurred or assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date.

• The acquisition date is the date the company obtains control over the acquiree and is generally the day the purchase consideration transfers.

• At the acquisition date, the identifiable assets acquired and liabilities assumed are recognized at their fair values with the exception of deferred taxes, employee benefit arrangements, replaced acquiree share-based payment awards and assets held for sale, where IFRS provides exceptions to recording amounts at fair value.

• Acquisition-related costs are recognized in earnings as incurred.

• On an acquisition-by-acquisition basis, non-controlling interest (if any) in the acquiree is recognized either at fair value or at the noncontrolling interest’s proportionate share of the acquiree’s net assets.

• The excess of total consideration for each acquisition plus non-controlling interest in the acquiree, over the fair value of the identifiable net assets acquired, is recorded as goodwill. If the total consideration plus non-controlling interest is less than the fair value of the net assets acquired, a purchase gain is recognized in earnings.

• If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, provisional amounts are recorded for the incomplete items. The measurement period is the period from the date of acquisition to the date complete information about facts and circumstances that existed as of the acquisition date is received, subject to a maximum of one year. Provisional amounts are retrospectively adjusted during the measurement period, or recognized as additional assets or liabilities to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date.

Estimation is required to allocate the purchase consideration to the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed.

Judgment is required to determine which entity is the acquirer in a merger of equals.